ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Accumulated Balances of Other Comprehensive Income (Loss)

The accumulated balances for each component of other comprehensive income (loss) are as follows:

(in US$ thousands)	Foreign currency items	Unrealized gain on securities	Pension and post retirement benefit plans	Accumulated other comprehensive loss
Balance at January 1, 2014	$(22,707)	$19,104	$—	$(3,603)
Net current period change	(176)	906	—	730
Reclassification adjustments for gains reclassified into income	7	(8,621)	—	(8,614)
Balance at December 31, 2014	(22,876)	11,389	—	(11,487)
Net current period change	(118)	8,553	—	8,435
Reclassification adjustments for gains reclassified into income	656	(19,939)	—	(19,283)
Balance at December 31, 2015	(22,338)	3	—	(22,335)
Net current period change	5	(1)	(58)	(54)
Reclassification adjustments for gains reclassified into income	(222)	—	—	(222)
Balance at December 31, 2016	$(22,555)	$2	$(58)	$(22,611)